Trade and other receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables and other current assets
Schedule of trade and other receivables and other current assets

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Trade receivables	€9,206	€22,133	€6,629
Prepayments	142	543	21
Other receivables	9,261	5,289	3,078
Trade and other receivables	18,609	27,966	9,728
Inventories	276	279	300
Current restricted cash	—	—	6,570
Accrued income	3,863	2,584	3,617
Deferred charges	4,104	3,825	3,621
Other current assets	8,244	6,688	14,109
Total trade and other receivables & other current assets	€26,852	€34,653	€23,836